UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/10

Check here if Amendment [ ]; Amendment Number:
                                              --------
This Amendment (Check only one.):   [ ] is a restatement.
		                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Astor Asset Management, L.L.C.
Address:    111 S Wacker Dr, Ste 3910
            Chicago, IL 60606

Form 13F File Number: 28-13903

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert N. Stein
Title:    Senior Managing Director
Phone:    312-228-5900

Signature, Place, and Date of Signing:
Robert N. Stein		      Chicago, IL 60606			  2/11/11
--------------------- --------------------------------------  ---------------
[Signature]                     [City, State]                     [Date]

Report Type (Check only one.):

[ ]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X]	13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

          Form 13F File Number       Name

          28-13543			Knight Capital Group Inc